Property and Equipment, Net	6 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Building	565,000	565,000
Leasehold improvements	1,009,886	1,009,886
Motor vehicles	1,435,700	2,051,267
Furniture, fixtures and equipment	60,400	—
Equipment for leasing	14,510,730	9,281,580
Less: accumulated depreciation	(8,695,481)	(5,941,080)
Property and equipment, net	8,886,235	6,966,653

Depreciation expenses were HK$869,104 and HK$905,575 for the six months ended March 31, 2024 and 2025, respectively.

Losses on disposal of property and equipment were HK$636,289 and HK$1,772,107 for the six months ended March 31, 2024 and 2025, respectively, mainly due to certain X-ray machines disposed upon the termination of rental equipment agreements during the six months ended March 31, 2024 and 2025.

No impairment loss was made for property and equipment for the six months ended March 31, 2024 and 2025.